Interest Expense On Deposits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Savings					$ 7,859	$ 9,713	$ 13,958
Checking accounts					6,586	5,999	6,406
Money market deposits					7,937	7,275	7,299
Certificates of deposit					41,200	56,902	63,148
Interest expense of deposits	$ 11,730	$ 14,882	$ 36,668	$ 49,621	$ 63,582	$ 79,889	$ 90,811